Prepayments for current assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of Prepayments for current assets [Abstract]
Prepayments for purchase of bandwidth	₨ 174,152		₨ 139,139
Prepayments - others	657,650		546,390
Current prepayments	₨ 831,802	$ 9,719	₨ 685,529